INCOME TAXES	12 Months Ended
Oct. 26, 2014
INCOME TAXES
INCOME TAXES

Note J

Income Taxes

The components of the provision for income taxes are as follows:

(in thousands)	2014	2013	2012

Current:
U.S. Federal	$ 264,533	$ 231,359	$ 216,620
State	34,034	30,671	26,303
Foreign	7,759	5,334	5,783
Total current	306,326	267,364	248,706
Deferred:
U.S. Federal	8,756	1,080	4,443
State	873	(194)	225
Foreign	171	181	–
Total deferred	9,800	1,067	4,668
Total provision for income taxes	$ 316,126	$ 268,431	$ 253,374

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company believes that, based upon its lengthy and consistent history of profitable operations, it is more likely than not the net deferred tax assets of $62.9 million will be realized on future tax returns, primarily from the generation of future taxable income. Significant components of the deferred income tax liabilities and assets are as follows:

(in thousands)	October 26, 2014	October 27, 2013

Deferred tax liabilities:
Goodwill and intangible assets	$ (168,167)	$ (80,131)
Tax over book depreciation and basis differences	(85,623)	(95,902)
Other, net	(30,252)	(31,261)
Deferred tax assets:
Pension and post-retirement benefits	152,392	132,342
Employee compensation related liabilities	101,706	97,513
Marketing and promotional accruals	28,703	26,920
Other accruals not currently deductible	13,010	3,704
Other, net	51,082	45,444
Net deferred tax assets	$ 62,851	$ 98,629

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	2014	2013	2012

U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.8	2.7	2.5
Domestic production activities deduction	(2.7)	(2.4)	(2.6)
All other, net	(0.8)	(1.7)	(1.5)
Effective tax rate	34.3%	33.6%	33.4%

No provision has been made for U.S. federal income taxes on certain undistributed earnings of foreign subsidiaries and joint ventures that we intend to permanently invest or that may be remitted substantially tax-free. The total of undistributed earnings that would be subject to federal income tax if remitted under existing law is approximately $88.3 million as of October 26, 2014. Determination of the unrecognized deferred tax liability related to these earnings is not practicable because of the complexities with its hypothetical calculation. Upon distribution of these earnings, we will be subject to U.S. taxes and withholding taxes payable to various foreign governments. A credit for foreign taxes already paid would be available to reduce the U.S. tax liability.

The following table sets forth changes in the unrecognized tax benefits, excluding interest and penalties, for fiscal years 2013 and 2014.

(in thousands)
Balance as of October 28, 2012	$ 22,131
Tax positions related to the current period:
Increases	4,353
Decreases	–
Tax positions related to prior periods:
Increases	3,091
Decreases	(4,738)
Settlements	(1,173)
Decreases related to a lapse of applicable statute of limitations	(3,579)
Balance as of October 27, 2013	$ 20,085
Tax positions related to the current period:
Increases	4,693
Decreases	(670)
Tax positions related to prior periods:
Increases	4,455
Decreases	(3,245)
Settlements	(573)
Decreases related to a lapse of applicable statute of limitations	(2,137)
Balance as of October 26, 2014	$ 22,608

The amount of unrecognized tax benefits, including interest and penalties, at October 26, 2014, recorded in other longterm liabilities was $25.4 million, of which $16.8 million would impact the Company’s effective tax rate if recognized. The Company includes accrued interest and penalties related to uncertain tax positions in income tax expense, with gains of $0.1 million included in expense for fiscal 2014. The amount of accrued interest and penalties at October 26, 2014, associated with unrecognized tax benefits was $2.8 million.

The Company is regularly audited by federal and state taxing authorities. The United States Internal Revenue Service (I.R.S.) has concluded its examinations of the Company’s consolidated federal income tax returns for fiscal years through 2011 and is currently examining fiscal year 2013. The Company is in various stages of audit by several state taxing authorities on a variety of fiscal years, as far back as 2006. While it is reasonably possible that one or more of these audits may be completed within the next 12 months and that the related unrecognized tax benefits may change, based on the status of the examinations it is not possible to reasonably estimate the effect of any amount of such change to previously recorded uncertain tax positions.